UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc. - International Small Cap Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Consumer Discretionary - 21.2%
Auto Components - 3.4%
Aisan Industry Co., Ltd.	127,200	$1,008,677
Apollo Tyres Ltd.	1,143,491	4,251,623
Brembo SpA	72,435	1,061,388
Cie Plastic Omnium SA	101,000	3,684,854
Faurecia	71,875	3,644,867
Hankook Tire Co., Ltd.	130,886	7,275,510
Kasai Kogyo Co., Ltd.	85,700	1,109,340
Nexteer Automotive Group Ltd. (a)	3,842,000	6,018,708
Sundram Fasteners Ltd.	157,330	1,041,328
Tianneng Power International Ltd.	964,000	787,284

		29,883,579

Diversified Consumer Services - 1.7%
IDP Education Ltd.	942,300	3,686,441
Minsheng Education Group Co., Ltd. (a) (b)	14,152,000	2,461,648
Navitas Ltd.	123,281	459,478
Tarena International, Inc. (ADR)	450,857	8,074,849

		14,682,416

Hotels, Restaurants & Leisure - 2.5%
Alsea SAB de CV	1,394,420	5,286,099
CVC Brasil Operadora e Agencia de Viagens SA	442,619	4,327,456
IMAX China Holding, Inc. (a) (b)	1,426,500	4,375,273
Jollibee Foods Corp.	1,503,550	6,075,030
Plenus Co., Ltd.	30,000	633,641
Round One Corp.	111,500	1,055,638

		21,753,137

Household Durables - 1.4%
Crompton Greaves Consumer Electricals Ltd. (a)	863,570	3,057,825
De’ Longhi SpA	14,329	449,513
Dorel Industries, Inc. - Class B	32,790	871,585
Fujitsu General Ltd.	121,800	2,824,543
Hisense Kelon Electrical Holdings Co., Ltd. - Class H	626,000	1,066,682
SodaStream International Ltd. (a)	59,240	3,170,525
Token Corp.	8,700	1,071,031

		12,511,704

Internet & Direct Marketing Retail - 0.9%
Belluna Co., Ltd.	217,400	2,600,204
GS Home Shopping, Inc.	5,601	1,132,883
Yoox Net-A-Porter Group SpA (a)	145,080	4,020,067

		7,753,154

Leisure Products - 2.2%
Amer Sports Oyj (a)	149,442	3,737,840
Bandai Namco Holdings, Inc.	81,700	2,791,472
Technogym SpA (b)	618,390	4,760,913
Thule Group AB (b)	451,210	8,475,088

		19,765,313

Company	Shares	U.S. $ Value
Media - 2.3%
APG SGA SA	2,110	1,022,654
Corus Entertainment, Inc. - Class B	112,530	1,182,745
IPSOS	28,181	1,057,340
Loen Entertainment, Inc.	98,206	7,501,818
Media Prima Bhd	4,849,600	1,062,167
Mediaset Espana Comunicacion SA	46,440	578,342
Megacable Holdings SAB de CV	555,025	2,247,777
Toei Animation Co., Ltd.	40,500	2,829,042
TV Asahi Holdings Corp.	155,400	2,807,368

		20,289,253

Multiline Retail - 1.5%
Dollarama, Inc.	52,220	4,989,652
Poya International Co., Ltd.	32,200	408,586
Seria Co., Ltd.	155,900	7,531,850

		12,930,088

Specialty Retail - 1.6%
Ace Hardware Indonesia Tbk PT	46,304,100	3,682,787
Clas Ohlson AB - Class B	44,647	858,525
Delek Automotive Systems Ltd.	85,950	700,245
EDION Corp.	96,500	876,580
Geo Holdings Corp.	99,800	1,035,728
Giordano International Ltd.	1,940,000	1,108,062
Halfords Group PLC	210,361	937,027
JD Sports Fashion PLC	82,260	374,700
KappAhl AB	179,100	971,532
Mobilezone Holding AG	68,799	1,011,644
Senao International Co., Ltd.	556,000	1,047,298
T-Gaia Corp.	56,300	1,069,608
Valora Holding AG	3,082	985,121

		14,658,857

Textiles, Apparel & Luxury Goods - 3.7%
Best Pacific International Holdings Ltd. (b)	2,488,000	2,229,822
China Lilang Ltd.	973,000	647,717
Eclat Textile Co., Ltd.	718,000	8,735,648
HUGO BOSS AG	72,727	5,098,333
LF Corp.	41,260	1,081,506
Li Ning Co., Ltd. (a)	4,744,500	3,594,564
Nan Liu Enterprise Co., Ltd.	690,000	3,482,776
Safilo Group SpA (a)	99,430	735,894
Taiwan Paiho Ltd.	960,000	3,610,829
Welspun India Ltd.	2,769,002	3,543,166

		32,760,255

		186,987,756

Industrials - 18.3%
Aerospace & Defense - 1.0%
Saab AB-Class B	116,631	5,764,174
Senior PLC	906,359	2,770,413

		8,534,587

Air Freight & Logistics - 0.3%
Mitsui-Soko Holdings Co., Ltd.	289,000	790,588
Oesterreichische Post AG	25,857	1,123,271

Company	Shares	U.S. $ Value
Panalpina Welttransport Holding AG	7,740	1,092,333

		3,006,192

Airlines - 1.0%
Aeroflot PJSC (GDR) (a) (b)	65,590	1,077,068
Air Canada (a)	255,492	3,424,160
Air New Zealand Ltd.	473,150	1,130,546
Qantas Airways Ltd.	819,970	3,604,213

		9,235,987

Building Products - 2.7%
DIRTT Environmental Solutions (a)	623,203	3,291,904
dormakaba Holding AG (a)	8,644	7,522,959
Kingspan Group PLC	178,106	6,113,899
Sankyo Tateyama, Inc.	70,000	1,069,663
Schweiter Technologies AG	860	1,114,742
Tarkett SA	99,540	4,626,404

		23,739,571

Commercial Services & Supplies - 1.5%
Kokuyo Co., Ltd.	263,000	3,593,156
Loomis AB - Class B	96,407	3,455,899
Rentokil Initial PLC	1,548,791	5,511,463
Transcontinental, Inc. - Class A	26,220	519,628

		13,080,146

Construction & Engineering - 2.6%
Arcadis NV	61,270	1,106,768
Balfour Beatty PLC	645,880	2,278,507
Burkhalter Holding AG	6,880	983,677
Carillion PLC	396,944	965,376
Galliford Try PLC	61,700	933,953
John Laing Group PLC (b)	1,503,086	5,931,812
Koninklijke Volkerwessels NV (a)	98,924	2,753,469
Kyudenko Corp.	157,500	5,645,586
Mirait Holdings Corp.	92,400	1,039,299
Wilson Bayly Holmes-Ovcon Ltd.	97,143	1,038,676

		22,677,123

Electrical Equipment - 2.0%
Chiyoda Integre Co., Ltd.	50,700	1,006,672
Kung Long Batteries Industrial Co., Ltd.	192,900	1,027,261
Melrose Industries PLC	1,976,468	6,242,556
Nitto Kogyo Corp.	46,600	737,274
Philips Lighting NV (b)	32,070	1,184,581
TKH Group NV	134,766	7,480,792
Zumtobel Group AG	20,140	374,424

		18,053,560

Industrial Conglomerates - 0.8%
Rheinmetall AG	62,989	5,995,517
TOKAI Holdings Corp.	141,300	1,055,948

		7,051,465

Company	Shares	U.S. $ Value
Machinery - 3.9%
Biesse SpA	28,494	1,024,439
Bobst Group SA	10,620	1,021,228
Bodycote PLC	288,795	2,834,930
Duerr AG	36,762	4,375,121
Fenner PLC	255,743	953,477
Harmonic Drive Systems, Inc.	202,000	7,007,851
IHI Corp. (a)	1,052,000	3,595,085
Industria Macchine Automatiche SpA	12,593	1,158,581
Komax Holding AG	3,773	1,103,688
Makino Milling Machine Co., Ltd.	256,000	2,126,963
Nabtesco Corp.	110,100	3,210,963
Rational AG	1,841	981,693
Syncmold Enterprise Corp.	416,000	966,362
Tadano Ltd.	353,600	4,284,215

		34,644,596

Professional Services - 1.0%
Amadeus Fire AG	11,890	1,044,314
Applus Services SA	91,750	1,157,547
Staffline Group PLC	64,270	1,104,951
Teleperformance	30,796	3,948,724
WS Atkins PLC	41,468	1,123,948

		8,379,484

Road & Rail - 0.4%
Go-Ahead Group PLC	22,835	523,152
National Express Group PLC	649,330	3,101,028

		3,624,180

Trading Companies & Distributors - 1.1%
Daiichi Jitsugyo Co., Ltd.	176,000	962,221
Diploma PLC	374,452	5,389,139
Howden Joinery Group PLC	209,370	1,110,664
Russel Metals, Inc.	52,183	1,044,626
Yuasa Trading Co., Ltd.	34,600	1,052,310

		9,558,960

		161,585,851

Information Technology - 15.2%
Communications Equipment - 0.1%
VTech Holdings Ltd.	77,800	1,232,422

Electronic Equipment, Instruments & Components - 3.3%
Cowell e Holdings, Inc.	4,989,000	1,993,686
Daiwabo Holdings Co., Ltd.	293,000	1,021,083
Electrocomponents PLC	164,780	1,239,448
General Interface Solution Holding Ltd.	81,000	599,053
Hollysys Automation Technologies Ltd.	234,450	3,894,215
Inficon Holding AG (a)	2,240	1,107,005
Kaga Electronics Co., Ltd.	52,200	1,071,554
Kingboard Chemical Holdings Ltd.	690,000	2,746,717
LG Innotek Co., Ltd.	26,282	3,791,582
Merry Electronics Co., Ltd.	420,000	2,604,530
Mycronic AB	63,284	576,726
Test Research, Inc.	436,000	540,811
Tongda Group Holdings Ltd.	15,430,000	4,563,863

Company	Shares	U.S. $ Value
Tripod Technology Corp.	919,000	2,927,252

		28,677,525

Internet Software & Services - 0.8%
Dip Corp.	302,100	6,145,560
Moneysupermarket.com Group PLC	198,608	914,778

		7,060,338

IT Services - 3.2%
Alten SA	91,613	7,555,965
Computacenter PLC	348,224	3,678,244
GFT Technologies SE	31,752	660,172
GMO Payment Gateway, Inc.	98,200	5,442,675
Larsen & Toubro Infotech Ltd. (b)	42,360	517,069
NEC Networks & System Integration Corp.	48,200	1,048,965
NET One Systems Co., Ltd.	54,800	520,244
Nihon Unisys Ltd.	326,000	5,163,351
Vakrangee Ltd.	509,740	3,390,075

		27,976,760

Semiconductors & Semiconductor Equipment - 6.7%
ASM International NV	123,687	7,192,865
BE Semiconductor Industries NV	20,902	1,117,744
Disco Corp.	31,300	5,020,247
Elite Advanced Laser Corp.	136,600	616,872
Hua Hong Semiconductor Ltd. (b)	2,637,000	3,576,705
Macronix International (a)	9,609,000	5,266,865
Melexis NV	13,070	1,073,232
Realtek Semiconductor Corp.	861,000	3,096,865
SCREEN Holdings Co., Ltd.	70,800	4,735,991
Silergy Corp.	396,000	7,624,947
Siltronic AG (a)	122,321	10,392,984
Sumco Corp.	385,400	5,601,767
X-Fab Silicon Foundries SE (a) (b)	402,855	4,049,062

		59,366,146

Software - 0.4%
Cheetah Mobile, Inc. (ADR) (a)	81,080	874,042
Soft-World International Corp.	379,000	1,046,095
WiseTech Global Ltd.	303,960	1,615,903

		3,536,040

Technology Hardware, Storage & Peripherals - 0.7%
Aten International Co., Ltd.	372,000	1,026,839
Gigabyte Technology Co., Ltd.	630,000	848,841
Logitech International SA	38,250	1,407,483
Neopost SA	26,180	1,215,774
Riso Kagaku Corp.	46,800	915,139
Roland DG Corp.	31,900	728,651
Spigen Korea Co., Ltd.	10,560	379,460

		6,522,187

		134,371,418

Company	Shares	U.S. $ Value
Materials - 9.4%
Chemicals - 4.6%
Advanced Enzyme Technologies Ltd. (a) (b)	87,500	439,068
Air Water, Inc.	156,700	2,892,004
Arkema SA	43,372	4,631,770
Borregaard ASA	51,477	635,341
China General Plastics Corp.	1,153,000	1,069,253
Chugoku Marine Paints Ltd.	143,900	1,110,350
Dynasty Ceramic PCL	5,932,800	709,072
FUCHS PETROLUB SE (Preference Shares)	50,125	2,731,961
Gurit Holding AG (a)	809	970,226
JSR Corp.	206,000	3,566,116
Kumho Petrochemical Co., Ltd.	54,879	3,531,002
LANXESS AG	76,746	5,820,434
Nantex Industry Co., Ltd.	1,310,000	1,032,996
Nippon Shokubai Co., Ltd.	46,200	2,984,207
Scapa Group PLC	390,130	2,405,970
Ube Industries Ltd.	447,000	1,153,843
Victrex PLC	197,270	4,819,368

		40,502,981

Construction Materials - 0.1%
CSR Ltd.	359,270	1,167,628

Containers & Packaging - 0.6%
Cascades, Inc.	89,910	1,226,486
Mpact Ltd.	205,557	440,732
Nampak Ltd.(a)	2,380,590	3,455,262

		5,122,480

Metals & Mining - 3.7%
Asahi Holdings, Inc.	54,200	892,090
Bekaert SA	87,120	4,432,201
BlueScope Steel Ltd.	304,193	3,079,667
Boliden AB	93,721	2,561,856
CAP SA	97,770	779,273
Detour Gold Corp.(a)	136,126	1,593,455
Gerdau SA (Preference Shares)	722,600	2,242,243
Godo Steel Ltd.	43,300	771,158
Granges AB	562,839	5,178,267
Lucara Diamond Corp.	522,050	1,111,087
Lundin Mining Corp.	553,494	3,145,628
Nippon Denko Co., Ltd.	293,600	1,036,995
Nippon Light Metal Holdings Co., Ltd.	417,700	994,256
Northern Star Resources Ltd.	123,540	451,967
Sims Metal Management Ltd.	107,622	1,253,062
Syrah Resources Ltd.(a)	552,870	1,177,077
Toyo Kohan Co., Ltd.	145,600	542,770
Western Areas Ltd. (a)	712,539	1,155,714

		32,398,766

Paper & Forest Products - 0.4%
Century Plyboards India Ltd.(a)	113,540	515,596
Nippon Paper Industries Co., Ltd.	28,300	580,119
Norbord, Inc.	35,770	1,113,537

Company	Shares	U.S. $ Value
Western Forest Products, Inc.	640,250	1,155,293

		3,364,545

		82,556,400

Consumer Staples - 9.0%
Beverages - 1.3%
Britvic PLC	90,340	814,252
Fevertree Drinks PLC	169,230	3,764,567
Refresco Group NV (b)	53,460	1,090,518
Royal Unibrew A/S	58,997	2,830,073
Sapporo Holdings Ltd.	104,000	2,867,449

		11,366,859

Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	77,600	5,615,854
cocokara fine, Inc.	97,000	4,798,511
Lenta Ltd. (GDR) (a) (b)	368,090	2,138,603
MARR SpA	134,104	3,190,443
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	6,958	341,881
Tsuruha Holdings, Inc.	50,800	5,398,191

		21,483,483

Food Products - 3.2%
Century Pacific Food, Inc.	14,548,400	5,189,679
Cloetta AB	606,988	2,500,087
Costa Group Holdings Ltd.	299,860	1,118,643
Dongwon F&B Co., Ltd.	2,042	434,493
Glanbia PLC	259,092	5,067,661
Harim Co., Ltd.	166,630	733,242
High Liner Foods, Inc.	9,300	125,430
Industrias Bachoco SAB de CV	636,946	3,040,354
Nichirei Corp.	141,300	3,962,281
Salmar ASA	31,750	786,994
Sao Martinho SA	664,600	3,450,487
Scandi Standard AB	120,184	870,206
Thai Vegetable Oil PCL	776,100	691,111

		27,970,668

Household Products - 0.5%
Pigeon Corp.	134,300	4,882,518

Personal Products - 1.6%
Able C&C Co., Ltd.	28,584	644,241
Cosmax, Inc.	49,437	4,972,545
Emami Ltd.	198,434	3,297,352
Oriflame Holding AG (a)	24,130	906,805
TCI Co., Ltd.	613,000	3,899,393

		13,720,336

		79,423,864

Financials - 8.2%
Banks - 3.2%
77 Bank Ltd. (The)	300,000	1,480,885
Banco Macro SA (ADR)	29,162	2,688,445
BGEO Group PLC	122,170	5,557,833

Company	Shares	U.S. $ Value
Dah Sing Financial Holdings Ltd.	395,200	3,317,304
Hachijuni Bank Ltd. (The)	261,700	1,667,439
Israel Discount Bank Ltd.-Class A (a)	1,366,843	3,600,440
Miyazaki Bank Ltd. (The)	194,000	639,332
Nordax Group AB (b)	495,641	2,647,435
SpareBank 1 Nord Norge	161,390	1,097,583
SpareBank 1 SR-Bank ASA	329,948	2,825,726
Tochigi Bank Ltd. (The)	151,600	644,450
Toho Bank Ltd. (The)	126,000	443,995
TOMONY Holdings, Inc.	170,000	830,338
Towa Bank Ltd. (The)	923,000	1,037,506

		28,478,711

Capital Markets - 1.3%
AURELIUS Equity Opportunities SE & Co. KGaA	21,020	1,129,654
Euronext NV (b)	22,642	1,175,910
Flow Traders (b)	126,975	3,503,924
Gluskin Sheff & Associates, Inc.	92,506	1,194,845
Intermediate Capital Group PLC	354,764	3,847,195
Kyokuto Securities Co., Ltd.	68,300	980,245

		11,831,773

Consumer Finance - 1.2%
AEON Thana Sinsap Thailand PCL	257,900	804,751
AEON Thana Sinsap Thailand PCL (NVDR)	406,100	1,267,195
Bharat Financial Inclusion Ltd. (a)	464,280	5,169,241
Equitas Holdings Ltd./India (a) (b)	891,820	2,066,982
Jaccs Co., Ltd.	232,000	1,132,853

		10,441,022

Diversified Financial Services - 0.1%
NICE Information Service Co., Ltd.	147,170	1,043,071

Insurance - 1.3%
ASR Nederland NV	121,331	4,091,520
Hastings Group Holdings PLC (b)	867,287	3,545,807
Unipol Gruppo Finanziario SpA	261,470	1,147,223
UNIQA Insurance Group AG	128,075	1,194,632
Wuestenrot & Wuerttembergische AG	51,660	1,131,853

		11,111,035

Thrifts & Mortgage Finance - 1.1%
Deutsche Pfandbriefbank AG (b)	96,780	1,196,928
Genworth MI Canada, Inc.	42,421	1,167,166
Genworth Mortgage Insurance Australia Ltd.	1,005,547	2,263,398
LIC Housing Finance Ltd.	360,064	4,141,117
OneSavings Bank PLC	182,420	890,973

		9,659,582

		72,565,194

Health Care - 6.0%
Biotechnology - 1.2%
BioGaia AB - Class B	27,700	1,126,123
China Biologic Products, Inc. (a)	21,179	2,395,345

Company	Shares	U.S. $ Value
Medy-Tox, Inc.	14,724	7,210,333

		10,731,801

Health Care Equipment & Supplies - 0.1%
Microlife Corp.	249,000	614,018

Health Care Providers & Services - 1.8%
Apollo Hospitals Enterprise Ltd.(a)	105,640	2,079,376
Apollo Hospitals Enterprise Ltd. (GDR) (a) (b)	155,480	3,068,721
BML, Inc.	31,800	618,793
China Pioneer Pharma Holdings Ltd.	3,032,000	998,238
Raffles Medical Group Ltd.	3,994,500	3,887,874
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	1,878,300	5,594,068

		16,247,070

Health Care Technology - 0.7%
EMIS Group PLC	36,870	442,517
NNIT A/S (b)	186,738	5,695,652

		6,138,169

Life Sciences Tools & Services - 0.5%
Tecan Group AG	24,770	4,664,355

Pharmaceuticals - 1.7%
Boiron SA	10,890	1,074,395
China Shineway Pharmaceutical Group Ltd.	945,000	955,591
Dawnrays Pharmaceutical Holdings Ltd.	964,000	627,090
DongKook Pharmaceutical Co., Ltd.	14,525	801,868
Faes Farma SA	295,813	983,044
Indivior PLC (a)	1,105,848	4,502,924
Samjin Pharmaceutical Co., Ltd.	32,029	923,326
Tsumura & Co.	77,400	3,143,855
Vectura Group PLC (a)	1,289,840	1,879,866

		14,891,959

		53,287,372

Real Estate - 4.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
AIMS AMP Capital Industrial REIT	628,000	675,097
Allied Properties Real Estate Investment Trust	71,402	2,142,941
Dream Global Real Estate Investment Trust	85,580	720,646
Frasers Commercial Trust	703,800	728,074
GDI Property Group	889,380	700,667
Granite Real Estate Investment Trust (Toronto)	68,088	2,692,962
Immobiliare Grande Distribuzione SIIQ SpA	721,931	635,731
Irish Residential Properties REIT PLC	473,140	734,940
Killam Apartment Real Estate Investment Trust	242,755	2,384,869
Rebosis Property Fund Ltd.	732,880	641,428
Safestore Holdings PLC	128,100	701,603

		12,758,958

Real Estate Management & Development - 3.3%
ADO Properties SA (b)	80,983	3,426,452
CA Immobilien Anlagen AG	190,284	4,642,229
China Overseas Property Holdings Ltd.	4,915,000	957,038
Colliers International Group, Inc.	21,560	1,218,652

Company	Shares	U.S. $ Value
Daikyo, Inc.	319,000	651,074
DIC Asset AG	65,920	723,523
Dongwon Development Co., Ltd.	257,356	1,129,159
FirstService Corp.	17,870	1,146,640
Inmobiliaria Colonial SA	270,094	2,356,455
Korea Real Estate Investment & Trust Co., Ltd.	177,280	508,218
Nexity SA (a)	106,487	6,180,405
Pakuwon Jati Tbk PT	96,939,500	4,469,494
Sansiri PCL	16,396,400	1,090,841
Watkin Jones PLC	221,746	572,572

		29,072,752

		41,831,710

Energy - 2.0%
Energy Equipment & Services - 0.2%
Pason Systems, Inc.	35,337	527,003
TMK PJSC (GDR) (b)	313,260	1,660,278

		2,187,281

Oil, Gas & Consumable Fuels - 1.8%
Aker BP ASA	312,743	4,630,933
Gran Tierra Energy, Inc. (a)	936,975	2,080,882
Hankook Shell Oil Co., Ltd.	2,569	902,607
Indo Tambangraya Megah Tbk PT	769,500	999,274
Itochu Enex Co., Ltd.	115,600	1,025,002
Parkland Fuel Corp.	53,357	1,222,422
Saras SpA	455,820	1,062,443
Showa Shell Sekiyu KK	321,100	2,982,489
VERBIO Vereinigte BioEnergie AG	47,490	535,356

		15,441,408

		17,628,689

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.1%
B Communications Ltd. (a)	50,340	873,069
Com Hem Holding AB	314,589	4,368,929
TalkTalk Telecom Group PLC	213,060	500,887
TDC A/S	685,319	3,985,398

		9,728,283

Wireless Telecommunication Services - 0.4%
SmarTone Telecommunications Holdings Ltd.	470,000	615,286
XL Axiata Tbk PT (a)	9,308,125	2,380,878

		2,996,164

		12,724,447

Utilities - 1.3%
Electric Utilities - 0.2%
Genesis Energy Ltd.	1,058,619	1,885,087

Gas Utilities - 0.2%
Ascopiave SpA	266,510	1,059,292
Superior Plus Corp.	102,907	906,229

		1,965,521

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co., Ltd.	118,700	2,939,988

Multi-Utilities - 0.1%
Telecom Plus PLC	59,140	889,745

Water Utilities - 0.5%
Pennon Group PLC	374,426	4,023,913

		11,704,254

Total Common Stocks (cost $722,615,611)		854,666,955

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.79%(c) (d) (cost $22,069,778)	22,069,778	22,069,778

Total Investments - 99.3% (cost $744,685,389) (e)		876,736,733
Other assets less liabilities-0.7%		6,580,115

Net Assets - 100.0%		$883,316,848

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	76,895	USD	11,249	9/15/17	$(41,588)
Bank of America, NA	INR	678,042	USD	10,428	9/15/17	20,010
Bank of America, NA	KRW	14,903,921	USD	13,261	9/15/17	233,788
Bank of America, NA	TWD	315,870	USD	10,423	9/15/17	31,774
Bank of America, NA	USD	2,354	ZAR	31,475	9/15/17	23,362
Barclays Bank PLC	EUR	3,025	USD	3,313	9/15/17	(154,689)
Barclays Bank PLC	USD	11,346	AUD	15,007	9/15/17	177,609
Barclays Bank PLC	USD	14,222	CAD	18,966	9/15/17	420,137
Barclays Bank PLC	USD	9,515	JPY	1,062,892	9/15/17	(36,276)
Citibank, NA	NOK	14,077	USD	1,666	9/15/17	(22,701)
Citibank, NA	SEK	64,060	USD	7,389	9/15/17	(245,672)
Citibank, NA	USD	9,333	EUR	8,233	9/15/17	105,703
Citibank, NA	USD	9,442	JPY	1,028,949	9/15/17	(265,194)
Citibank, NA	USD	1,983	TRY	7,276	9/15/17	42,850
Citibank, NA	USD	2,295	ZAR	29,988	9/15/17	(29,951)
Credit Suisse International	CNY	32,672	USD	4,666	9/15/17	(131,661)
Royal Bank of Scotland PLC	EUR	3,023	USD	3,411	9/15/17	(54,592)
Royal Bank of Scotland PLC	HKD	37,438	USD	4,815	9/15/17	10,354
State Street Bank & Trust Co.	EUR	2,185	USD	2,467	9/15/17	(38,054)
State Street Bank & Trust Co.	USD	5,337	NZD	7,435	9/15/17	104,394
State Street Bank & Trust Co.	USD	3,439	SGD	4,746	9/15/17	12,314
UBS AG	MXN	77,101	USD	4,170	9/15/17	(30,490)
UBS AG	USD	25,761	GBP	19,869	9/15/17	173,960

						$305,387

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $70,295,319 or 8.0% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $149,770,800 and gross unrealized depreciation of investments was $(17,719,456), resulting in net unrealized appreciation of $132,051,344.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN (1)

June 30, 2017 (unaudited)

19.2%	Japan
9.3%	United Kingdom
6.2%	China
5.2%	Germany
5.1%	Taiwan
5.0%	South Korea
4.8%	Canada
4.5%	Sweden
4.3%	France
4.2%	India
3.5%	Netherlands
2.8%	Switzerland
2.3%	Australia
21.1%	Other
2.5%	Short-Term

100.0%	Total Investments

(1)	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Argentina, Austria, Belgium, Brazil, Chile, Denmark, Finland, Georgia, Hong Kong, Indonesia, Ireland, Israel, Italy, Malaysia, Mexico, New Zealand, Norway, Philippines, Russia, Singapore, South Africa, Spain, Thailand and United States.

Bernstein Fund, Inc. - International Small Cap Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$51,074,813		$135,912,943		$	– 0	–	$186,987,756
Industrials	46,500,297		115,085,554			– 0	–	161,585,851
Information Technology	13,012,632		121,358,786			– 0	–	134,371,418
Materials	16,183,930		66,372,470			– 0	–	82,556,400
Consumer Staples	26,461,266		52,962,598			– 0	–	79,423,864
Financials	20,319,112		52,246,082			– 0	–	72,565,194
Health Care	10,806,120		42,481,252			– 0	–	53,287,372
Real Estate	20,038,533		21,793,177			– 0	–	41,831,710
Energy	6,025,941		11,602,748			– 0	–	17,628,689
Telecommunication Services	5,742,885		6,981,562			– 0	–	12,724,447
Utilities	3,850,608		7,853,646			– 0	–	11,704,254
Short-Term Investments	22,069,778		– 0	–		– 0	–	22,069,778

Total Investments in Securities	242,085,915		634,650,818	(a)		– 0	–	876,736,733
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,356,255			– 0	–	1,356,255
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,050,868)			– 0	–	(1,050,868)

Total (c)(d)	$242,085,915		$634,956,205		$	– 0	–	$877,042,120

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	An amount of $8,103,936 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(d)	An amount of $40,449,210 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$13,549	$168,543	$160,022	$22,070	$67

Bernstein Fund, Inc. - International Strategic Equities Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 21.2%
Banks - 16.8%
ABN AMRO Group NV (GDR) (a)	911,250	$24,140,674
Bank Hapoalim BM	1,868,900	12,602,308
Barclays PLC	4,077,780	10,784,800
BOC Hong Kong Holdings Ltd.	3,759,000	17,989,485
DBS Group Holdings Ltd.	2,292,200	34,499,374
DNB ASA	947,490	16,130,806
Erste Group Bank AG (b)	1,023,530	39,206,045
Hana Financial Group, Inc.	229,290	9,055,234
Itausa-Investimentos Itau SA	6,557	17,081
Itausa-Investimentos Itau SA (Preference Shares)	9,485,857	25,827,049
KB Financial Group, Inc.	831,910	42,003,311
Mitsubishi UFJ Financial Group, Inc.	4,094,100	27,614,881
Sberbank of Russia PJSC (Sponsored ADR)	1,424,283	14,787,285
Sumitomo Mitsui Trust Holdings, Inc.	340,200	12,219,734

		286,878,067

Capital Markets - 0.9%
Partners Group Holding AG	26,400	16,392,039

Consumer Finance - 0.4%
Samsung Card Co., Ltd.	212,263	7,252,492

Diversified Financial Services - 0.8%
ORIX Corp.	898,500	13,980,522

Insurance - 2.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	64,080	12,966,760
NN Group NV	488,140	17,320,684
Powszechny Zaklad Ubezpieczen SA	708,810	8,528,147

		38,815,591

		363,318,711

Industrials - 17.8%
Aerospace & Defense - 1.5%
Saab AB-Class B	521,370	25,767,311

Airlines - 4.4%
Japan Airlines Co., Ltd.	1,090,600	33,782,058
Qantas Airways Ltd.	9,350,792	41,101,809

		74,883,867

Building Products - 1.8%
Assa Abloy AB-Class B	605,940	13,355,802
Kingspan Group PLC	493,790	16,950,482

		30,306,284

Electrical Equipment - 2.0%
Philips Lighting NV (a)	496,550	18,341,240
Schneider Electric SE (Paris) (b)	106,360	8,173,709
Vestas Wind Systems A/S	91,590	8,459,917

		34,974,866

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.8%
Jardine Strategic Holdings Ltd.	454,300	18,938,573
Rheinmetall AG	130,870	12,456,671
Siemens AG (REG)	117,530	16,166,714

		47,561,958

Machinery - 1.9%
IHI Corp. (b)	5,068,000	17,319,287
Kone Oyj-Class B	319,170	16,237,793

		33,557,080

Professional Services - 0.9%
RELX NV	726,400	14,976,038

Road & Rail - 1.5%
Central Japan Railway Co.	155,460	25,389,220

Transportation Infrastructure - 1.0%
Aena SA (a)	86,860	16,961,520

		304,378,144

Information Technology - 17.0%
Electronic Equipment, Instruments & Components - 1.3%
Hon Hai Precision Industry Co., Ltd.	5,719,500	21,985,692

Internet Software & Services - 3.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	170,060	23,961,454
NetEase, Inc. (ADR)	65,100	19,571,013
Tencent Holdings Ltd.	641,300	23,006,596

		66,539,063

IT Services - 2.0%
Capgemini SE	326,090	33,685,890

Semiconductors & Semiconductor Equipment - 5.3%
ASML Holding NV	151,910	19,801,869
Infineon Technologies AG	962,580	20,445,736
SCREEN Holdings Co., Ltd.	280,000	18,729,909
Taiwan Semiconductor Manufacturing Co., Ltd.	4,795,000	32,760,462

		91,737,976

Software - 2.2%
Check Point Software Technologies Ltd. (b)	75,210	8,203,907
Constellation Software, Inc./Canada	57,680	30,174,806

		38,378,713

Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co., Ltd.	18,620	38,782,116

		291,109,450

Consumer Discretionary - 10.8%
Auto Components - 1.0%
Continental AG	76,670	16,585,999

Automobiles - 1.4%
Honda Motor Co., Ltd.	475,700	13,033,256

Company	Shares	U.S. $ Value
Peugeot SA	597,030	11,898,599

		24,931,855

Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	224,180	15,802,448
TAL Education Group (ADR)	33,490	4,096,162

		19,898,610

Hotels, Restaurants & Leisure - 1.7%
China Lodging Group Ltd. (Sponsored ADR) (b)	100,580	8,114,794
InterContinental Hotels Group PLC	368,513	20,464,862

		28,579,656

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	273,000	9,327,686

Media - 0.5%
CTS Eventim AG & Co. KGaA	199,500	8,833,794

Specialty Retail - 1.5%
Shimamura Co., Ltd.	203,800	24,984,230

Textiles, Apparel & Luxury Goods - 3.0%
Eclat Textile Co., Ltd.	1,993,000	24,248,116
HUGO BOSS AG	236,490	16,578,503
Yue Yuen Industrial Holdings Ltd.	2,586,500	10,727,488

		51,554,107

		184,695,937

Consumer Staples - 7.2%
Beverages - 1.0%
Pernod Ricard SA	128,020	17,142,792

Food & Staples Retailing - 1.3%
Loblaw Cos., Ltd.	76,800	4,272,326
Tsuruha Holdings, Inc.	163,300	17,352,846

		21,625,172

Food Products - 1.5%
Salmar ASA	655,150	16,239,338
WH Group Ltd. (a)	8,812,500	8,898,605

		25,137,943

Household Products - 2.9%
Pigeon Corp.	247,600	9,001,576
Reckitt Benckiser Group PLC	408,720	41,433,192

		50,434,768

Tobacco - 0.5%
Imperial Brands PLC	180,870	8,127,777

		122,468,452

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
BT Group PLC	2,161,320	8,310,792

Company	Shares	U.S. $ Value
China Unicom Hong Kong Ltd. (b)	9,094,000	13,498,872
KT Corp.	48,140	1,372,595
KT Corp. (Sponsored ADR)	1,206,306	20,072,932
Nippon Telegraph & Telephone Corp.	913,800	43,135,079

		86,390,270

Materials - 4.8%
Chemicals - 4.0%
Arkema SA	197,700	21,112,722
Asahi Kasei Corp.	2,050,000	22,116,042
Covestro AG (a)	188,460	13,662,224
Johnson Matthey PLC	113,860	4,261,394
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	13,200,000	7,063,767

		68,216,149

Metals & Mining - 0.8%
Goldcorp, Inc.	542,670	6,996,794
KGHM Polska Miedz SA	254,650	7,595,755

		14,592,549

		82,808,698

Health Care - 4.7%
Health Care Equipment & Supplies - 0.5%
Cochlear Ltd.	75,340	8,998,405

Pharmaceuticals - 4.2%
Astellas Pharma, Inc.	1,360,000	16,669,099
Novo Nordisk A/S-Class B	292,090	12,550,313
Recordati SpA	535,770	21,735,737
Sanofi	215,090	20,609,903

		71,565,052

		80,563,457

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
China Petroleum & Chemical Corp.-Class H	21,430,000	16,779,722
JXTG Holdings, Inc.	8,874,100	38,828,699
LUKOIL PJSC (Sponsored ADR)	232,770	11,354,072
Royal Dutch Shell PLC-Class B	429,830	11,539,386

		78,501,879

Utilities - 2.5%
Electric Utilities - 1.4%
EDP-Energias de Portugal SA	3,523,650	11,526,632
Endesa SA	535,460	12,352,302

		23,878,934

Multi-Utilities - 1.1%
AGL Energy Ltd.	994,290	19,484,580

		43,363,514

Real Estate - 2.3%
Real Estate Management & Development - 2.3%
Cheung Kong Property Holdings Ltd.	2,858,500	22,368,553

Company	Shares	U.S. $ Value
Wharf Holdings Ltd. (The)	2,060,000	17,045,848

		39,414,401

Total Common Stocks (cost $1,443,898,473)		1,677,012,913

SHORT - TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.79% (c) (d) (cost $16,773,921)	16,773,921	16,773,921

Total Investments - 99.0% (cost $1,460,672,394) (e)		1,693,786,834
Other assets less liabilities - 1.0% (f)		17,573,446

Net Assets - 100.0%		$1,711,360,280

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	72	September 2017	$ 6,818,126	$6,802,560	$(15,566)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	3,823	USD	2,907	7/18/17	$(30,377)
Australia and New Zealand Banking Group Ltd.	HKD	434,502	USD	55,803	7/18/17	129,408
Australia and New Zealand Banking Group Ltd.	JPY	518,644	USD	4,718	7/18/17	104,468
Australia and New Zealand Banking Group Ltd.	USD	8,698	AUD	11,558	7/18/17	183,667
Australia and New Zealand Banking Group Ltd.	USD	9,359	JPY	1,044,402	7/18/17	(68,685)
Bank of America, NA	BRL	32,462	USD	9,840	7/05/17	41,663
Bank of America, NA	USD	9,820	BRL	32,462	7/05/17	(21,646)
Bank of America, NA	ILS	30,836	USD	8,640	7/18/17	(203,462)
Bank of America, NA	USD	2,858	INR	184,367	7/18/17	(9,903)
Barclays Bank PLC	GBP	2,378	USD	3,030	7/18/17	(68,639)
Barclays Bank PLC	USD	86,616	CHF	83,476	7/18/17	508,303
Citibank, NA	EUR	1,776	USD	1,989	7/18/17	(40,555)
Citibank, NA	ILS	47,995	USD	13,553	7/18/17	(212,135)
Citibank, NA	USD	3,196	CAD	4,293	7/18/17	115,607
Citibank, NA	USD	13,013	MXN	239,061	7/18/17	132,528
Citibank, NA	USD	26,757	ZAR	346,093	7/18/17	(360,691)
Citibank, NA	EUR	8,720	USD	9,948	8/16/17	(33,190)
Credit Suisse International	CNY	15,953	USD	2,306	7/18/17	(47,852)
Credit Suisse International	USD	1,005	AUD	1,334	7/18/17	19,676
Credit Suisse International	USD	4,440	CLP	2,969,429	7/18/17	31,700
Credit Suisse International	USD	3,035	NOK	25,609	7/18/17	33,225
Credit Suisse International	EUR	3,198	USD	3,616	8/16/17	(44,857)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	5,482	GBP	4,286	8/16/17	$107,845
Morgan Stanley & Co., Inc.	USD	3,058	DKK	20,198	7/18/17	46,826
Morgan Stanley & Co., Inc.	USD	2,691	HKD	20,967	7/18/17	(3,995)
Morgan Stanley & Co., Inc.	USD	2,924	CHF	2,814	8/16/17	18,597
Royal Bank of Scotland PLC	JPY	8,218,182	USD	75,268	7/18/17	2,161,371
Royal Bank of Scotland PLC	NOK	261,291	USD	30,922	7/18/17	(384,156)
Royal Bank of Scotland PLC	SGD	25,956	USD	18,794	7/18/17	(62,062)
Royal Bank of Scotland PLC	USD	5,719	CAD	7,681	7/18/17	205,969
Royal Bank of Scotland PLC	USD	3,710	TRY	13,310	7/18/17	57,360
Royal Bank of Scotland PLC	USD	3,923	CAD	5,168	8/16/17	65,326
State Street Bank & Trust Co.	CHF	3,907	USD	4,041	7/18/17	(36,851)
State Street Bank & Trust Co.	CNY	106,444	USD	15,619	7/18/17	(88,002)
State Street Bank & Trust Co.	EUR	15,224	USD	17,064	7/18/17	(335,351)
State Street Bank & Trust Co.	KRW	43,497,923	USD	38,750	7/18/17	755,866
State Street Bank & Trust Co.	PLN	42,767	USD	11,456	7/18/17	(84,645)
State Street Bank & Trust Co.	TWD	693,545	USD	23,026	7/18/17	204,171
State Street Bank & Trust Co.	USD	8,923	AUD	11,841	7/18/17	176,726
State Street Bank & Trust Co.	USD	2,397	CNY	16,259	7/18/17	1,986
State Street Bank & Trust Co.	USD	887	EUR	790	7/18/17	15,849
State Street Bank & Trust Co.	USD	11,442	GBP	8,940	7/18/17	206,390
State Street Bank & Trust Co.	USD	9,338	IDR	124,687,144	7/18/17	(484)
State Street Bank & Trust Co.	USD	8,444	ILS	29,721	7/18/17	79,772
State Street Bank & Trust Co.	USD	32,649	INR	2,112,916	7/18/17	(4,455)
State Street Bank & Trust Co.	USD	2,967	NOK	25,000	7/18/17	28,237
State Street Bank & Trust Co.	CNY	39,385	USD	5,744	8/16/17	(51,569)
State Street Bank & Trust Co.	TWD	159,942	USD	5,284	8/16/17	22,594
UBS AG	AUD	4,713	USD	3,559	7/18/17	(62,918)
UBS AG	DKK	20,198	USD	3,048	7/18/17	(56,570)
UBS AG	USD	46,063	CAD	61,873	7/18/17	1,661,479
UBS AG	USD	2,529	CNY	17,219	7/18/17	12,170
UBS AG	USD	75,058	GBP	57,989	7/18/17	501,287
UBS AG	KRW	17,264,730	USD	15,201	8/16/17	116,139

						$5,433,155

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $82,004,263 or 4.8% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $249,719,859 and gross unrealized depreciation of investments was $(16,605,419), resulting in net unrealized appreciation of $233,114,440.
(f)	An amount of U.S. $277,200 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2017.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN *

June 30, 2017 (unaudited)

20.3%	Japan
7.8%	China
7.0%	South Korea
6.9%	Germany
6.7%	France
6.4%	United Kingdom
5.7%	Hong Kong
5.4%	Netherlands
4.7%	Taiwan
4.1%	Australia
2.4%	Canada
2.3%	Austria
2.3%	Sweden
2.0%	Singapore
15.0%	Other
1.0%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Brazil, Denmark, Finland, Ireland, Israel, Italy, Norway, Poland, Portugal, Russia, Spain and Switzerland.

Bernstein Fund, Inc. - International Strategic Equities Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$36,534,225		$326,784,486		$	– 0	–	$363,318,711
Industrials	16,950,482		287,427,662			– 0	–	304,378,144
Information Technology	81,911,180		209,198,270			– 0	–	291,109,450
Consumer Discretionary	28,013,404		156,682,533			– 0	–	184,695,937
Consumer Staples	4,272,326		118,196,126			– 0	–	122,468,452
Telecommunication Services	20,072,932		66,317,338			– 0	–	86,390,270
Materials	6,996,794		75,811,904			– 0	–	82,808,698
Health Care	21,735,737		58,827,720			– 0	–	80,563,457
Energy	8,581,185		69,920,694			– 0	–	78,501,879
Utilities	– 0	–	43,363,514			– 0	–	43,363,514
Real Estate	– 0	–	39,414,401			– 0	–	39,414,401
Short-Term Investments	16,773,921		– 0	–		– 0	–	16,773,921

Total Investments in Securities	241,842,186		1,451,944,648	(b)		– 0	–	1,693,786,834
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	7,746,205			– 0	–	7,746,205
Liabilities:
Futures	(15,566)		– 0	–		– 0	–	(15,566)
Forward Currency Exchange Contracts	– 0	–	(2,313,050)			– 0	–	(2,313,050)

Total (c)	$241,826,620		$1,457,377,803		$	– 0	–	$1,699,204,423

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period..

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$31,905	$374,232	$389,363	$16,774	$120

Bernstein Fund, Inc. - Small Cap Core Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 18.2%
Banks - 9.7%
1st Source Corp.	30,300	$1,452,582
Associated Banc-Corp.	34,000	856,800
Banner Corp.	28,960	1,636,530
Canadian Imperial Bank of Commerce/Canada	5,484	445,081
Cathay General Bancorp	162,880	6,181,296
City Holding Co.	42,880	2,824,506
Community Trust Bancorp, Inc.	55,330	2,420,688
Customers Bancorp, Inc. (a)	112,060	3,169,057
Eagle Bancorp, Inc. (a)	13,500	854,550
Enterprise Financial Services Corp.	30,680	1,251,744
Farmers Capital Bank Corp.	27,840	1,073,232
FCB Financial Holdings, Inc.-Class A (a)	69,120	3,300,480
First Citizens BancShares, Inc./NC-Class A	5,580	2,079,666
First Financial Corp./IN	63,240	2,991,252
Flushing Financial Corp.	64,930	1,830,377
Great Southern Bancorp, Inc.	34,950	1,869,825
Great Western Bancorp, Inc.	108,230	4,416,866
Hanmi Financial Corp.	99,610	2,833,905
Heritage Financial Corp./WA	104,280	2,763,420
Hilltop Holdings, Inc.	174,290	4,568,141
Home BancShares, Inc./AR	71,000	1,767,900
International Bancshares Corp.	114,340	4,007,617
LegacyTexas Financial Group, Inc.	42,580	1,623,575
MBT Financial Corp.	103,620	1,005,114
Preferred Bank/Los Angeles CA	16,390	876,373
Prosperity Bancshares, Inc.	51,750	3,324,420
Republic Bancorp, Inc./KY-Class A	66,840	2,386,188
State Bank Financial Corp.	63,720	1,728,086
Sun Bancorp, Inc./NJ	67,920	1,674,228
Texas Capital Bancshares, Inc. (a)	54,540	4,221,396
Umpqua Holdings Corp.	100,200	1,839,672
Western Alliance Bancorp (a)	70,160	3,451,872
Wintrust Financial Corp.	21,930	1,676,329
Xenith Bankshares, Inc. (a)	33,620	1,044,237

		79,447,005

Capital Markets - 0.2%
BGC Partners, Inc.-Class A	64,350	813,384
Lazard Ltd.-Class A	17,920	830,234

		1,643,618

Consumer Finance - 0.4%
Nelnet, Inc.-Class A	63,630	2,991,246

Insurance - 3.1%
Assured Guaranty Ltd.	98,010	4,090,937
CNO Financial Group, Inc.	197,250	4,118,580
Employers Holdings, Inc.	53,680	2,270,664
First American Financial Corp.	18,040	806,208
HCI Group, Inc.	36,720	1,725,106
National Western Life Group, Inc.-Class A	5,200	1,662,024
Primerica, Inc.	30,030	2,274,772
State National Cos., Inc.	48,448	890,474
Third Point Reinsurance Ltd. (a)	323,190	4,492,341

Company	Shares	U.S. $ Value
Universal Insurance Holdings, Inc.	123,230	3,105,396

		25,436,502

Mortgage Real Estate Investment Trusts (REITs) - 1.7%
AG Mortgage Investment Trust, Inc.	96,120	1,758,996
ARMOUR Residential REIT, Inc.	104,620	2,615,500
Invesco Mortgage Capital, Inc.	160,310	2,678,780
MTGE Investment Corp.	121,560	2,285,328
PennyMac Mortgage Investment Trust	72,260	1,321,636
Redwood Trust, Inc.	179,730	3,062,599

		13,722,839

Thrifts & Mortgage Finance - 3.1%
Bofi Holding, Inc. (a)	63,060	1,495,783
Essent Group Ltd. (a)	101,670	3,776,024
Federal Agricultural Mortgage Corp.-Class C	23,060	1,491,982
HomeStreet, Inc. (a)	26,220	725,639
LendingTree, Inc. (a)	5,270	907,494
MGIC Investment Corp. (a)	505,350	5,659,920
NMI Holdings, Inc.-Class A (a)	232,460	2,661,667
Radian Group, Inc.	335,630	5,487,550
Walker & Dunlop, Inc. (a)	71,850	3,508,435

		25,714,494

		148,955,704

Information Technology - 17.1%
Communications Equipment - 1.1%
Extreme Networks, Inc. (a)	79,500	732,990
Finisar Corp. (a)	76,960	1,999,421
Infinera Corp. (a)	130,860	1,396,276
InterDigital, Inc./PA	25,280	1,954,144
Lumentum Holdings, Inc. (a)	28,180	1,607,669
NETGEAR, Inc. (a)	33,060	1,424,886

		9,115,386

Electronic Equipment, Instruments & Components - 4.2%
Anixter International, Inc. (a)	65,570	5,127,574
Benchmark Electronics, Inc.(a)	111,350	3,596,605
Celestica, Inc. (Toronto) (a)	233,610	3,172,423
Coherent, Inc. (a)	5,110	1,149,699
ePlus, Inc. (a)	15,380	1,139,658
Insight Enterprises, Inc. (a)	44,810	1,791,952
Jabil, Inc.	111,110	3,243,301
Methode Electronics, Inc.	88,550	3,648,260
Sanmina Corp. (a)	107,260	4,086,606
Tech Data Corp. (a)	15,950	1,610,950
TTM Technologies, Inc. (a)	121,130	2,102,817
Universal Display Corp.	3,600	393,300
Vishay Intertechnology, Inc.	201,920	3,351,872

		34,415,017

Company	Shares	U.S. $ Value
Internet Software & Services - 2.2%
Bankrate, Inc. (a)	59,920	769,972
Blucora, Inc. (a)	122,710	2,601,452
Cimpress NV (a)	45,490	4,300,170
j2 Global, Inc.	29,160	2,481,224
LogMeIn, Inc.	3,540	369,930
Trade Desk, Inc. (The)-Class A (a)	12,180	610,340
Web.com Group, Inc. (a)	174,690	4,419,657
WebMD Health Corp.-Class A (a)	44,360	2,601,714

		18,154,459

IT Services - 3.8%
Blackhawk Network Holdings, Inc. (a)	59,490	2,593,764
Booz Allen Hamilton Holding Corp.	102,600	3,338,604
CACI International, Inc. - Class A (a)	33,620	4,204,181
Convergys Corp.	164,780	3,918,468
EVERTEC, Inc.	125,560	2,172,188
MAXIMUS, Inc.	37,950	2,376,809
Perficient, Inc. (a)	153,250	2,856,580
Science Applications International Corp.	27,280	1,893,778
Sykes Enterprises, Inc. (a)	115,830	3,883,780
TeleTech Holdings, Inc.	36,500	1,489,200
WNS Holdings Ltd. (ADR) (a)	68,200	2,343,352

		31,070,704

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	55,720	3,604,527
Brooks Automation, Inc.	53,200	1,153,908
Cirrus Logic, Inc. (a)	84,930	5,326,810
Cohu, Inc.	13,544	213,183
Cypress Semiconductor Corp.	59,380	810,537
IXYS Corp. (a)	63,780	1,049,181
Kulicke & Soffa Industries, Inc. (a)	165,670	3,151,043
MaxLinear, Inc.-Class A (a)	48,360	1,348,760
Microsemi Corp. (a)	50,060	2,342,808
MKS Instruments, Inc.	31,090	2,092,357
Rudolph Technologies, Inc. (a)	46,990	1,073,721
Versum Materials, Inc.	62,530	2,032,225

		24,199,060

Software - 2.2%
Aspen Technology, Inc. (a)	77,140	4,262,756
Blackbaud, Inc.	20,010	1,715,858
Fair Isaac Corp.	41,800	5,827,338
HubSpot, Inc. (a)	8,140	535,205
Progress Software Corp.	75,820	2,342,080
Tableau Software, Inc. - Class A (a)	12,290	753,008
Verint Systems, Inc. (a)	40,300	1,640,210
Zix Corp. (a)	198,790	1,131,115

		18,207,570

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	64,450	2,632,138

Company	Shares	U.S. $ Value
Travelport Worldwide Ltd.	168,440	2,317,734

		4,949,872

		140,112,068

Industrials - 15.0%
Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	37,200	3,414,216
National Presto Industries, Inc.	9,720	1,074,060
Vectrus, Inc. (a)	32,230	1,041,674

		5,529,950

Air Freight & Logistics - 0.4%
Forward Air Corp.	43,440	2,314,483
XPO Logistics, Inc. (a)	19,840	1,282,259

		3,596,742

Airlines - 0.3%
Hawaiian Holdings, Inc. (a)	49,340	2,316,513

Building Products - 1.6%
Apogee Enterprises, Inc.	26,370	1,498,871
Builders FirstSource, Inc. (a)	247,710	3,794,917
Continental Building Products, Inc. (a)	123,520	2,878,016
Gibraltar Industries, Inc. (a)	29,280	1,043,832
Ply Gem Holdings, Inc. (a)	146,990	2,638,470
Trex Co., Inc. (a)	17,760	1,201,642

		13,055,748

Commercial Services & Supplies - 1.5%
ACCO Brands Corp. (a)	125,530	1,462,425
Deluxe Corp.	78,110	5,406,774
Ennis, Inc.	56,210	1,073,611
Kimball International, Inc.-Class B	157,450	2,627,840
Tetra Tech, Inc.	34,010	1,555,958

		12,126,608

Construction & Engineering - 2.7%
AECOM (a)	75,350	2,436,065
Argan, Inc.	47,240	2,834,400
Comfort Systems USA, Inc.	27,790	1,031,009
EMCOR Group, Inc.	76,820	5,022,492
Jacobs Engineering Group, Inc.	79,690	4,334,339
MasTec, Inc. (a)	100,730	4,547,959
Tutor Perini Corp. (a)	60,270	1,732,763

		21,939,027

Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	94,840	3,426,569
General Cable Corp.	66,970	1,094,960
Regal Beloit Corp.	41,180	3,358,229

		7,879,758

Company	Shares	U.S. $ Value
Machinery - 3.1%
Alamo Group, Inc.	12,710	1,154,195
Chart Industries, Inc. (a)	59,362	2,061,642
Donaldson Co., Inc.	52,920	2,409,977
Global Brass & Copper Holdings, Inc.	87,250	2,665,487
Greenbrier Cos., Inc. (The)	28,560	1,320,900
Lincoln Electric Holdings, Inc.	41,990	3,866,859
Meritor, Inc. (a)	278,920	4,632,861
NN, Inc.	29,030	796,874
Oshkosh Corp.	46,810	3,224,273
Wabash National Corp.	142,040	3,122,039

		25,255,107

Professional Services - 1.5%
Insperity, Inc.	24,980	1,773,580
Kforce, Inc.	95,840	1,878,464
On Assignment, Inc. (a)	36,750	1,990,013
RPX Corp. (a)	83,280	1,161,756
TriNet Group, Inc. (a)	69,950	2,290,163
TrueBlue, Inc. (a)	137,690	3,648,785

		12,742,761

Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	53,440	3,155,632
BMC Stock Holdings, Inc. (a)	71,440	1,560,964
MRC Global, Inc. (a)	120,680	1,993,633
MSC Industrial Direct Co., Inc.-Class A	45,300	3,893,988
Neff Corp. (a)	51,450	977,550
Rush Enterprises, Inc.-Class A (a)	99,700	3,706,846
Titan Machinery, Inc. (a)	95,870	1,723,743
Triton International Ltd./Bermuda	41,070	1,373,381

		18,385,737

		122,827,951

Health Care - 13.7%
Biotechnology - 5.8%
Aimmune Therapeutics, Inc. (a)	32,510	668,406
Alder Biopharmaceuticals, Inc. (a)	31,680	362,736
Audentes Therapeutics, Inc. (a)	26,410	505,223
Avexis, Inc. (a)	12,880	1,058,221
BeiGene Ltd. (ADR) (a)	9,100	409,500
Biohaven Pharmaceutical Holding Co., Ltd. (a)	32,360	809,000
BioSpecifics Technologies Corp. (a)	19,320	956,533
Bluebird Bio, Inc. (a)	24,760	2,601,038
Blueprint Medicines Corp. (a)	32,060	1,624,480
Calithera Biosciences, Inc. (a)	37,920	563,112
ChemoCentryx, Inc. (a)	122,187	1,143,670
Clovis Oncology, Inc. (a)	25,130	2,352,922
CytomX Therapeutics, Inc. (a)	54,690	847,695
DBV Technologies SA (Sponsored ADR) (a)	11,100	396,381
Eagle Pharmaceuticals, Inc./DE (a)	14,670	1,157,316
Emergent BioSolutions, Inc. (a)	40,080	1,359,113

Company	Shares	U.S. $ Value
Enanta Pharmaceuticals, Inc. (a)	28,480	1,024,710
Exact Sciences Corp. (a)	68,870	2,435,932
Exelixis, Inc. (a)	66,400	1,635,432
FibroGen, Inc. (a)	53,120	1,715,776
Genomic Health, Inc. (a)	33,970	1,105,724
Insys Therapeutics, Inc. (a)	68,020	860,453
Kite Pharma, Inc. (a)	20,500	2,125,235
Ligand Pharmaceuticals, Inc. (a)	15,450	1,875,630
Loxo Oncology, Inc. (a)	18,140	1,454,647
MiMedx Group, Inc. (a)	97,700	1,462,569
Myriad Genetics, Inc. (a)	61,400	1,586,576
Neurocrine Biosciences, Inc. (a)	15,230	700,580
Otonomy, Inc. (a)	52,460	988,871
Portola Pharmaceuticals, Inc. (a)	31,590	1,774,410
Prothena Corp. PLC (a)	24,260	1,312,951
Radius Health, Inc. (a)	32,860	1,486,258
Repligen Corp. (a)	23,530	975,083
Sage Therapeutics, Inc. (a)	25,710	2,047,544
Sarepta Therapeutics, Inc. (a)	22,960	773,982
TESARO, Inc. (a)	5,930	829,370
Ultragenyx Pharmaceutical, Inc. (a)	28,720	1,783,799
Versartis, Inc. (a)	37,910	661,530

		47,432,408

Health Care Equipment & Supplies - 2.5%
Cardiovascular Systems, Inc. (a)	26,740	861,830
CONMED Corp.	27,160	1,383,530
Cutera, Inc. (a)	22,230	575,757
Globus Medical, Inc.-Class A (a)	60,910	2,019,166
Halyard Health, Inc. (a)	62,810	2,467,177
Inogen, Inc. (a)	11,490	1,096,376
Integer Holdings Corp. (a)	42,140	1,822,555
Masimo Corp. (a)	64,570	5,887,493
OraSure Technologies, Inc. (a)	75,060	1,295,536
Orthofix International NV (a)	63,400	2,946,832

		20,356,252

Health Care Providers & Services - 2.2%
BioTelemetry, Inc. (a)	38,450	1,286,153
Chemed Corp.	18,750	3,834,937
HealthSouth Corp.	38,530	1,864,852
LHC Group, Inc. (a)	33,580	2,279,746
Molina Healthcare, Inc. (a)	64,570	4,466,953
Owens & Minor, Inc.	19,700	634,143
WellCare Health Plans, Inc. (a)	21,740	3,903,634

		18,270,418

Health Care Technology - 0.6%
Medidata Solutions, Inc. (a)	17,170	1,342,694

Company	Shares	U.S. $ Value
Quality Systems, Inc. (a)	215,260	3,704,625

		5,047,319

Life Sciences Tools & Services - 0.7%
Enzo Biochem, Inc. (a)	85,950	948,888
INC Research Holdings, Inc.-Class A (a)	51,460	3,010,410
PRA Health Sciences, Inc. (a)	20,420	1,531,704

		5,491,002

Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. (a)	22,510	1,182,901
Catalent, Inc. (a)	79,250	2,781,675
Corcept Therapeutics, Inc. (a)	165,940	1,958,092
Heska Corp. (a)	10,150	1,036,011
Innoviva, Inc. (a)	122,620	1,569,536
Pacira Pharmaceuticals, Inc./DE (a)	22,380	1,067,526
Phibro Animal Health Corp.-Class A	52,910	1,960,315
Prestige Brands Holdings, Inc. (a)	15,040	794,262
SciClone Pharmaceuticals, Inc. (a)	60,500	665,500
Supernus Pharmaceuticals, Inc. (a)	58,400	2,517,040

		15,532,858

		112,130,257

Consumer Discretionary - 12.7%
Auto Components - 1.6%
Cooper Tire & Rubber Co.	45,300	1,651,280
Cooper-Standard Holdings, Inc. (a)	29,300	2,955,491
Dana, Inc.	84,650	1,890,235
Dorman Products, Inc. (a)	20,660	1,710,028
LCI Industries	7,970	816,128
Tenneco, Inc.	70,250	4,062,557

		13,085,719

Automobiles - 0.3%
Thor Industries, Inc.	22,520	2,353,790

Diversified Consumer Services - 2.7%
Adtalem Global Education, Inc.	127,570	4,841,281
American Public Education, Inc. (a)	28,840	682,066
Bright Horizons Family Solutions, Inc. (a)	21,860	1,687,811
Capella Education Co.	47,810	4,092,536
Grand Canyon Education, Inc. (a)	22,550	1,768,146
K12, Inc. (a)	145,510	2,607,539
Sotheby’s (a)	60,800	3,263,136
Strayer Education, Inc.	28,950	2,698,719
Weight Watchers International, Inc. (a)	23,800	795,396

		22,436,630

Hotels, Restaurants & Leisure - 2.4%
Bloomin’ Brands, Inc.	158,880	3,373,023
Brinker International, Inc.	55,110	2,099,691
Buffalo Wild Wings, Inc. (a)	16,710	2,117,157

Company	Shares	U.S. $ Value
Dave & Buster’s Entertainment, Inc. (a)	29,890	1,987,984
Denny’s Corp. (a)	193,660	2,279,378
Hilton Grand Vacations, Inc. (a)	22,090	796,565
Pinnacle Entertainment, Inc. (a)	145,900	2,882,984
Ruth’s Hospitality Group, Inc.	160,040	3,480,870
Scientific Games Corp.-Class A (a)	38,850	1,013,985

		20,031,637

Household Durables - 1.4%
Flexsteel Industries, Inc.	29,810	1,613,019
Hovnanian Enterprises, Inc.-Class A (a)	613,180	1,716,904
iRobot Corp. (a)	19,790	1,665,131
KB Home	209,280	5,016,442
NACCO Industries, Inc.-Class A	21,530	1,525,400

		11,536,896

Internet & Direct Marketing Retail - 0.3%
PetMed Express, Inc.	30,980	1,257,788
Wayfair, Inc.-Class A (a)	10,680	821,078

		2,078,866

Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	127,080	2,816,093

Media - 0.6%
Scholastic Corp.	106,330	4,634,925

Specialty Retail - 2.7%
Aaron’s, Inc.	90,750	3,530,175
Caleres, Inc.	46,810	1,300,382
Children’s Place, Inc. (The)	15,860	1,619,306
Five Below, Inc. (a)	54,670	2,699,058
Francesca’s Holdings Corp. (a)	153,020	1,674,039
Michaels Cos., Inc. (The) (a)	175,950	3,258,594
Pier 1 Imports, Inc.	270,260	1,402,649
RH (a)	27,470	1,772,365
Select Comfort Corp. (a)	133,090	4,723,364

		21,979,932

Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc.	104,810	2,935,728

		103,890,216

Real Estate - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Ashford Hospitality Prime, Inc.	52,800	543,312
CareTrust REIT, Inc.	54,340	1,007,464
Chesapeake Lodging Trust	39,460	965,586
CorEnergy Infrastructure Trust, Inc.	45,690	1,534,727
CoreSite Realty Corp.	15,300	1,584,009
Cousins Properties, Inc.	174,050	1,529,899
Education Realty Trust, Inc.	27,840	1,078,800
EPR Properties	21,890	1,573,234
First Industrial Realty Trust, Inc.	81,930	2,344,837
GEO Group, Inc. (The)	95,685	2,829,405

Company	Shares	U.S. $ Value
Getty Realty Corp.	63,600	1,596,360
Gramercy Property Trust	83,673	2,485,925
Highwoods Properties, Inc.	30,690	1,556,290
Independence Realty Trust, Inc.	86,110	849,906
InfraREIT, Inc.	61,470	1,177,151
iStar, Inc. (a)	235,370	2,833,855
LaSalle Hotel Properties	95,040	2,832,192
Medical Properties Trust, Inc.	124,010	1,596,009
National Health Investors, Inc.	21,800	1,726,560
New Senior Investment Group, Inc.	78,790	791,840
One Liberty Properties, Inc.	39,930	935,560
Potlatch Corp.	36,000	1,645,200
Preferred Apartment Communities, Inc.-Class A	117,330	1,847,947
Quality Care Properties, Inc. (a)	91,370	1,672,985
Ryman Hospitality Properties, Inc.	45,660	2,922,697
Sabra Health Care REIT, Inc.	93,610	2,256,001
Select Income REIT	94,980	2,282,369
STAG Industrial, Inc.	68,900	1,901,640
Summit Hotel Properties, Inc.	129,550	2,416,107
Sun Communities, Inc.	18,750	1,644,187
Sunstone Hotel Investors, Inc.	186,840	3,011,861
UMH Properties, Inc.	121,610	2,073,450
Xenia Hotels & Resorts, Inc.	110,660	2,143,484

		59,190,849

Real Estate Management & Development - 0.3%
HFF, Inc.-Class A	27,310	949,569
RMR Group, Inc. (The)-Class A	32,570	1,584,530

		2,534,099

		61,724,948

Materials - 4.9%
Chemicals - 2.1%
A. Schulman, Inc.	61,770	1,976,640
AdvanSix, Inc. (a)	25,990	811,928
Huntsman Corp.	155,600	4,020,704
Innophos Holdings, Inc.	25,780	1,130,195
KMG Chemicals, Inc.	36,310	1,767,208
Koppers Holdings, Inc. (a)	22,560	815,544
Rayonier Advanced Materials Inc	64,320	1,011,110
Trinseo SA	79,190	5,440,353

		16,973,682

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	210,260	2,897,383

Metals & Mining - 1.8%
AK Steel Holding Corp. (a)	265,580	1,744,861
Cliffs Natural Resources, Inc. (a)	269,960	1,868,123
Commercial Metals Co.	186,290	3,619,615
Steel Dynamics, Inc.	95,240	3,410,544
Worthington Industries, Inc.	89,710	4,505,236

		15,148,379

Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	67,570	2,054,128

Company	Shares	U.S. $ Value
Louisiana-Pacific Corp. (a)	120,800	2,912,488

		4,966,616

		39,986,060

Energy - 3.8%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	44,950	1,540,437
Forum Energy Technologies, Inc. (a)	121,550	1,896,180
McDermott International, Inc. (a)	549,020	3,936,473
RPC, Inc.	123,650	2,498,966

		9,872,056

Oil, Gas & Consumable Fuels - 2.6%
CVR Energy, Inc.	149,590	3,255,078
Delek US Holdings, Inc.	148,220	3,918,937
DHT Holdings, Inc.	593,710	2,463,897
Matador Resources Co. (a)	120,450	2,574,016
Par Pacific Holdings, Inc. (a)	36,385	656,385
Renewable Energy Group, Inc. (a)	51,300	664,335
REX American Resources Corp. (a)	33,560	3,240,554
SM Energy Co.	137,970	2,280,644
SRC Energy, Inc. (a)	227,290	1,529,662
World Fuel Services Corp.	32,750	1,259,238

		21,842,746

		31,714,802

Utilities - 3.3%
Electric Utilities - 1.6%
ALLETE, Inc.	39,900	2,860,032
MGE Energy, Inc.	36,970	2,379,019
Otter Tail Corp.	41,820	1,656,072
PNM Resources, Inc.	71,230	2,724,547
Portland General Electric Co.	67,530	3,085,446

		12,705,116

Gas Utilities - 0.8%
New Jersey Resources Corp.	50,290	1,996,513
Northwest Natural Gas Co.	33,050	1,978,043
ONE Gas, Inc.	41,930	2,927,133

		6,901,689

Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	140,360	1,160,777
Ormat Technologies, Inc.	53,620	3,146,422

		4,307,199

Multi - Utilities - 0.4%
NorthWestern Corp.	47,340	2,888,687

		26,802,691

Consumer Staples - 1.9%
Food Products - 1.2%
Darling Ingredients, Inc. (a)	92,300	1,452,802

Company	Shares	U.S. $ Value
Dean Foods Co.	170,580	2,899,860
Sanderson Farms, Inc.	47,270	5,466,775

		9,819,437

Personal Products - 0.2%
Natural Health Trends Corp.	58,850	1,638,973

Tobacco - 0.5%
Universal Corp./VA	31,670	2,049,049
Vector Group Ltd.	116,690	2,487,831

		4,536,880

		15,995,290

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.4%
Vonage Holdings Corp. (a)	478,560	3,129,782

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	97,620	1,727,874

		4,857,656

Total Common Stocks (cost $740,155,100)		808,997,643

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 0.79% (b) (c) (cost $10,739,583)	10,739,583	10,739,583

Total Investments - 100.0% (cost $750,894,683) (d)		819,737,226
Other assets less liabilities-0.0% (e)		(158,342)

Net Assets - 100.0%		$819,578,884

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 Mini Futures	464	September 2017	$32,910,202	$32,811,760	$(98,442)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $82,793,293 and gross unrealized depreciation of investments was $(13,950,750), resulting in net unrealized appreciation of $68,842,543.

(e)	An amount of U.S. $1,709,840 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2017.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Bernstein Fund, Inc. - Small Cap Core Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks (a)	$808,997,643	$	– 0	–	$	– 0	–	$808,997,643
Short-Term Investments	10,739,583		– 0	–		–0	–	10,739,583

Total Investments in Securities	819,737,226		– 0	–		–0	–	819,737,226
Other Financial Instruments (b):
Liabilities:
Futures	(98,442)		– 0	–		– 0	–	(98,442)

Total (c)	$819,638,784	$	– 0	–	$	– 0	–	$819,638,784

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$12,157	$177,787	$179,205	$10,740	$33

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2017